Analysis of revenue and profit from operations by segment	6 Months Ended
Jun. 30, 2023
Reportable Segments [Abstract]
Analysis of revenue and profit from operations by segment
Analysis of revenue and profit from operations by segment

Six months ended 30 June	2023					2022
	Reported			Exchange	Reported at CC2	Reported
Revenue	£m			£m	£m	£m
U.S.	5,910			(294)	5,616	5,934
AME	4,730			(101)	4,629	4,243
APMEA	2,801			155	2,956	2,692
Total Region	13,441			(240)	13,201	12,869

Six months ended 30 June	2023					2022
	Reported	Adj Items[1]	Adjusted	Exchange	Adjusted at CC2	Reported	Adj Items[1]	Adjusted
Profit from Operations	£m	£m	£m	£m	£m	£m	£m	£m
U.S.	3,168	137	3,305	(175)	3,130	2,801	335	3,136
AME	1,767	(119)	1,648	(49)	1,599	508	975	1,483
APMEA	1,000	67	1,067	54	1,121	369	657	1,026
Total Region	5,935	85	6,020	(170)	5,850	3,678	1,967	5,645
Notes to the analysis of revenue and profit from operations above:
1.Adjusting items represent certain items which the Group considers distinctive based upon their size, nature or incidence.
2.CC: constant currency – measures are calculated based on a re-translation, at the prior year’s exchange rates, of the current year’s results of the Group and, where applicable, its segments.

As part of plans to reduce complexity and drive efficiency in management structures and achieve a better balance in the scale of our regions, it was decided to reduce the management structure from four regions to three regions, with the new organisational structures in place from April 2023. The new regional structure is:
– the U.S.;
– Americas and Europe (AME), comprising largely the old Europe region with the inclusion of markets in Latin America and Canada; and
– Asia-Pacific, Middle East and Africa (APMEA) comprising the old APME region with the inclusion of markets in Sub-Saharan Africa and parts of the former Europe region.
The regional results, for the six months ended 30 June 2022, presented as comparators within this Half-Year Report have been represented on the new regional structure.